Nuveen New York Quality Municipal Income
Fund
Portfolio of Investments November 30, 2022
(Unaudited)
NAN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.1% (100.0% of Total Investments)
X 617,173,734 MUNICIPAL BONDS - 162.1%  (100.0% of Total Investments)
X 617,173,734
Consumer Staples - 6.1% (3.8% of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series
2005A:
$ 12,500 5.000%, 6/01/38 1/23 at 100.00 BBB $ 12,145,500
3,210 5.000%, 6/01/45 1/23 at 100.00 BBB 3,059,868
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
215 5.625%, 6/01/35 No Opt. Call A- 219,352
1,145 5.750%, 6/01/43 No Opt. Call BBB- 1,181,571
7,155 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 6,639,840
24,225 Total Consumer Staples 23,246,131
Education and Civic Organizations - 18.9% (11.7% of Total Investments)
3,050 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
1/23 at 100.00 CCC 2,788,584
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,025 5.000%, 6/01/32 6/24 at 100.00 Aa2 1,050,584
2,070 5.000%, 6/01/43 6/24 at 100.00 Aa2 2,104,962
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
1,405 5.250%, 11/01/34 11/24 at 100.00 BB- 1,373,317
1,300 5.000%, 11/01/39 11/24 at 100.00 BB- 1,200,654
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
950 5.000%, 4/15/33, 144A 4/23 at 100.00 BB+ 941,602
1,380 5.000%, 4/15/43, 144A 4/23 at 100.00 BB+ 1,289,582
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 801,790
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
290 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 271,698
1,000 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 890,380
1,760 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A- 1,765,509
2,470 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 BBB- 2,493,391
2,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 - FGIC
Insured
No Opt. Call Baa2 2,080,360
1,565 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 A 1,487,345
5,090 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 5,174,698
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
1,820 5.000%, 7/01/45 7/25 at 100.00 A3 1,839,674
1,510 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 A3 1,313,685

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2015A:
$ 1,000 5.000%, 7/01/34 7/25 at 100.00 Aa2 $ 1,052,260
2,300 5.000%, 7/01/35 7/25 at 100.00 Aa2 2,417,852
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2016A:
5,100 5.000%, 7/01/33 7/26 at 100.00 Aa2 5,445,270
3,765 5.000%, 7/01/36 7/26 at 100.00 Aa2 4,000,124
1,055 5.000%, 7/01/39 7/26 at 100.00 Aa2 1,115,388
5,500 4.000%, 7/01/43 7/26 at 100.00 Aa2 5,414,200
2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 Aa1 2,794,129
3,140 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 3,115,791
2,705 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (4)
1/34 at 100.00 N/R 2,247,747
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
1,005 5.000%, 9/01/38 9/23 at 100.00 A- 1,011,372
265 5.000%, 9/01/43 9/23 at 100.00 A- 266,171
5,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Colgate University Project, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 AA 5,176,750
890 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/30
1/23 at 100.00 A- 891,905
3,030 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 BBB 3,084,116
2,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/39 - AGM Insured
1/31 at 100.00 AA 1,648,240
2,055 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 AA 1,917,212
1,515 Onondaga Civic Development Corporation, New York, Revenue Bonds, Le
Moyne College Project, Series 2015, 5.000%, 7/01/40
7/25 at 100.00 Baa2 1,529,514
72,635 Total Education and Civic Organizations 71,995,856
Financials - 3.4% (2.1% of Total Investments)
4,725 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 5,190,885
6,885 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 7,708,997
11,610 Total Financials 12,899,882
Health Care - 14.0% (8.6% of Total Investments)
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
10,470 4.250%, 5/01/52 5/32 at 100.00 A- 10,036,018
4,745 5.000%, 5/01/52 5/32 at 100.00 A- 4,949,130
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2018A:
3,935 5.000%, 8/01/32 8/28 at 100.00 BBB- 3,996,386
2,500 5.000%, 8/01/33 8/28 at 100.00 BBB- 2,529,125
3,060 5.000%, 8/01/34 8/28 at 100.00 BBB- 3,054,951
3,700 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 A- 3,751,615

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
$ 9,150 4.000%, 7/01/50 7/30 at 100.00 A+ $ 8,431,725
3,820 4.000%, 7/01/53 7/30 at 100.00 A+ 3,469,591
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
4,120 5.000%, 7/01/32 7/26 at 100.00 BBB+ 4,249,286
750 5.000%, 7/01/46 7/26 at 100.00 BBB+ 750,990
1,770 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+ 1,800,922
710 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%,
7/01/30
1/23 at 100.00 BB- 711,243
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 BBB+ 861,370
4,775 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB- 4,778,868
54,505 Total Health Care 53,371,220
Housing/Single Family - 0.2% (0.1% of Total Investments)
595 Guam Housing Corporation, Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31, (AMT)
No Opt. Call N/R 596,452
Industrials - 1.3% (0.8% of Total Investments)
5,125 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 4,844,150
40 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 A2 30,978
5,165 Total Industrials 4,875,128
Long-Term Care - 0.5% (0.3% of Total Investments)
1,275 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
1/23 at 100.00 A1 1,284,218
340 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 287,830
295 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-
1, 5.800%, 7/01/23, 144A
1/23 at 100.00 N/R 288,345
75 Yonkers Industrial Development Agency, New York, Civic Facilities
Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series
2008-C1, 5.800%, 7/01/23, 144A
1/23 at 100.00 N/R 73,597
1,985 Total Long-Term Care 1,933,990
Materials - 0.5% (0.3% of Total Investments)
1,935 Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014,
5.000%, 1/01/35, (AMT), 144A
1/25 at 100.00 N/R 1,957,388
Tax Obligation/General - 13.3% (8.2% of Total Investments)
3,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 AA 3,184,920
5,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018A, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA 5,241,800
1,720 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 AA 1,708,528

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 500 Nassau County, New York, General Obligation Bonds, General
Improvement Series, Refunding 2016A, 5.000%, 1/01/38
1/26 at 100.00 AA- $ 522,660
Nassau County, New York, General Obligation Bonds,
General Improvment Series 2016C:
1,395 5.000%, 4/01/35 4/26 at 100.00 AA- 1,469,437
2,000 5.000%, 4/01/43 4/26 at 100.00 AA- 2,081,060
5,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
A-1, 5.000%, 8/01/26
8/23 at 100.00 AA 5,074,150
4,000 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.000%, 10/01/37
10/27 at 100.00 AA 4,269,320
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
7,000 5.000%, 3/01/38, (UB) (5) 3/28 at 100.00 AA 7,443,590
4,210 5.000%, 3/01/39 3/28 at 100.00 AA 4,461,926
4,390 5.000%, 3/01/40 3/28 at 100.00 AA 4,638,167
New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1:
2,270 5.000%, 4/01/40 4/28 at 100.00 AA 2,400,162
1,420 5.000%, 4/01/43 4/28 at 100.00 AA 1,492,846
3,110 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 AA 3,348,910
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
500 4.000%, 7/01/37 7/31 at 103.00 N/R 417,885
1,506 4.000%, 7/01/41 7/31 at 103.00 N/R 1,210,402
2,088 4.000%, 7/01/46 7/31 at 103.00 N/R 1,612,646
49,109 Total Tax Obligation/General 50,578,409
Tax Obligation/Limited - 36.2% (22.3% of Total Investments)
2,080 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/44
3/24 at 100.00 AA+ 2,117,232
7,710 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 Aa1 7,462,432
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 Aa1 4,726,950
1,135 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 Aa1 1,143,410
1,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/32
9/25 at 100.00 AA+ 1,058,020
Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A:
3,990 5.000%, 3/15/40 3/28 at 100.00 AA+ 4,238,657
6,000 5.000%, 3/15/45 3/28 at 100.00 AA+ 6,318,120
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,225 5.000%, 11/15/28 11/25 at 100.00 BB 3,304,174
2,355 5.000%, 11/15/39 11/25 at 100.00 BB 2,365,668
1,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 Aa2 1,020,980
3,750 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/39
2/27 at 100.00 Aa2 3,940,537
Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Refunding Series 2012A:
1,815 5.000%, 11/15/27 12/22 at 100.00 AA 1,817,178
2,250 5.000%, 11/15/29 12/22 at 100.00 AA 2,252,520
7,265 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 4.000%, 11/15/42
5/32 at 100.00 AA 6,892,233
3,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/38
7/28 at 100.00 AA 3,726,905

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA $ 2,109,660
890 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/35
1/26 at 100.00 AA 928,092
3,090 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29
2/23 at 100.00 AAA 3,101,557
7,860 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 AAA 7,908,496
4,170 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 4,259,029
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series A-1, 5.000%, 8/01/36
8/25 at 100.00 AAA 5,199,900
845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%,
2/01/42
2/32 at 100.00 AAA 822,946
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Bidding Group 1 Series 2022A:
3,730 5.000%, 3/15/45 9/32 at 100.00 AA+ 4,026,348
1,000 5.000%, 3/15/48 9/32 at 100.00 AA+ 1,073,890
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+ 1,066,440
2,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 Aa1 2,342,400
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
4,135 5.000%, 3/15/47 9/30 at 100.00 Aa1 4,409,523
3,000 4.000%, 3/15/49 9/30 at 100.00 Aa1 2,800,500
7,700 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/48
9/32 at 100.00 Aa1 8,281,812
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
11,014 0.000%, 7/01/51 7/28 at 30.01 N/R 2,072,394
23,975 5.000%, 7/01/58 7/28 at 100.00 N/R 22,747,720
32 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 27,919
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
2,000 5.000%, 1/01/29, (AMT) 1/26 at 100.00 Caa1 1,682,400
1,000 5.000%, 1/01/35, (AMT) 1/26 at 100.00 Caa1 726,280
3,260 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46
11/31 at 100.00 AA+ 3,140,651
3,800 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 AA+ 3,602,172
1,785 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 1,897,491
1,065 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 AA+ 1,033,061
146,926 Total Tax Obligation/Limited 137,645,697
Transportation - 45.8% (28.3% of Total Investments)
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2016A-1, 5.000%, 11/15/46
5/26 at 100.00 A3 5,325,940
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 A3 1,089,143
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 A3 5,066,350
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 A3 5,149,300
11,920 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.250%, 11/15/56
11/26 at 100.00 A3 12,031,094

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
$ 200 0.000%, 10/01/37 (6) 1/23 at 100.00 N/R $ 160,000
5,500 2.350%, 10/01/46 (6) 1/23 at 100.00 N/R 4,400,000
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
1,465 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 AA 1,149,908
5,495 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 AA 5,266,518
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 A1 4,800,900
3,000 4.000%, 1/01/43 1/30 at 100.00 A1 2,874,990
1,350 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.000%, 1/01/46
1/26 at 100.00 A2 1,383,359
3,825 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/50
1/30 at 100.00 A2 3,532,655
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
1,060 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- 911,981
10,030 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 8,154,290
13,895 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 Baa2 13,939,186
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
2,865 5.000%, 8/01/26, (AMT) 12/22 at 100.00 B 2,865,172
9,730 5.000%, 8/01/31, (AMT) 12/22 at 100.00 B 9,730,097
400 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 405,104
140 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 4.000%, 12/01/40, (AMT)
12/30 at 100.00 Baa1 123,355
1,250 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/34
12/30 at 100.00 Baa1 1,307,438
5,825 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 Baa1 5,936,607
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
8,515 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 8,656,264
2,000 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 2,034,460
2,745 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3 2,758,780
8,780 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 AA- 9,041,205
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 AA- 5,242,550
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
2,330 4.000%, 9/01/43 9/28 at 100.00 AA- 2,283,843
6,000 5.000%, 9/01/48, (UB) (5) 9/28 at 100.00 AA- 6,284,220
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 AA- 4,171,040
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.000%, 10/15/47
4/27 at 100.00 AA- 4,152,480

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty One Series 2022, 5.500%, 8/01/40, (AMT)
8/32 at 100.00 AA- $ 1,990,170
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 AA- 4,327,050
8,840 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/47
5/27 at 100.00 AA- 9,201,379
10,200 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 AA- 9,363,294
10,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 AA- 9,392,200
178,695 Total Transportation 174,502,322
U.S. Guaranteed - 5.2% (3.2% of Total Investments) (7)
3,915 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 3,971,807
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
1,120 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 1,185,117
1,245 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 1,317,384
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 142,676
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2013A, 5.000%, 2/15/43, (Pre-
refunded 2/15/23)
2/23 at 100.00 AA+ 5,026,750
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/31, (Pre-refunded 11/15/23)
11/23 at 100.00 A3 2,046,160
1,500 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ 1,524,630
New York City, New York, General Obligation Bonds, Tender
Option Bond Trust 2016-XG0082, Formerly Tender Option
Bond Trust 3324:
3,125 12.484%, 3/01/31, (Pre-refunded 3/01/23), 144A, (IF) (5) 3/23 at 100.00 AA 3,205,593
1,525 12.484%, 3/01/31, (Pre-refunded 3/01/23), 144A, (IF) (5) 3/23 at 100.00 AA 1,564,330
19,565 Total U.S. Guaranteed 19,984,447
Utilities - 16.7% (10.3% of Total Investments)
1,460 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 1,494,763
1,310 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 A 1,358,483
90 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 94,449
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series DD, 5.000%, 6/15/35
6/24 at 100.00 AA+ 5,127,000
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series DD-2, 5.000%, 6/15/48, (UB)
12/27 at 100.00 AA+ 10,547,000
9,285 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40, (UB)
12/27 at 100.00 AA+ 9,913,873
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 2,496,850
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/40
6/25 at 100.00 AAA 1,041,460

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NAN
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 400 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 AAA $ 422,244
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B:
7,500 5.000%, 6/15/43 6/28 at 100.00 AAA 8,021,550
3,680 5.000%, 6/15/48 6/28 at 100.00 AAA 3,920,083
1,920 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 1,736,179
940 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
12/22 at 100.00 N/R 940,498
3,785 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/37
12/25 at 100.00 AAA 3,980,041
8,030 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 8,195,097
2,750 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016B, 5.000%, 12/15/33
6/26 at 100.00 AAA 2,946,542
1,250 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/39
12/27 at 100.00 AAA 1,350,700
60,900 Total Utilities 63,586,812
$ 627,850 Total Long-Term Investments (cost $623,573,147) 617,173,734
Floating Rate Obligations - (6.8)%   (25,825,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (33.3)% (8) (126,941,649)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (23.2)% (9) (88,216,243)
Other Assets Less Liabilities - 1.2% 4,471,208
Net Assets Applicable to Common Shares - 100% $ 380,662,050
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 617,173,734 $ – $ 617,173,734
Total
$ – $ 617,173,734 $ – $ 617,173,734

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 20.6%
(9) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 14.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.